Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2020
Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA Global Equity Income Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Global Equity Income Fund (the "Fund") seeks total return with an emphasis on current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in equity securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund's equity investments may include common stocks, depositary receipts, real estate investment trusts ("REITs"), other investment companies, including exchange-traded funds ("ETFs"), master limited partnerships ("MLPs"), securities convertible into common stocks, and securities that carry the right to buy common stocks. Additionally, the Fund may invest in derivatives, including futures and options and may write (sell) covered call options on the securities it holds to generate income.

The Fund will invest primarily in global equity securities with an emphasis on companies that the Fund's management believes have attractive dividend policies and/or those with the potential to grow their dividends. Under normal circumstances, (a) the Fund's investments will provide exposure to investments that are economically tied to at least five different countries, and (b) the Fund expects to invest at least 30% of its net assets in securities of issuers outside of the United States.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Real Estate Investment Trusts ("REITs") Risk – There is a risk that the value of the Fund's investment in REITs will decrease because of a decline in real estate values more broadly. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT's manager(s); have limited diversification; and may be particularly sensitive to economic downturns or changes in interest rates, real estate values, cash flows of underlying real estate assets, occupancy rates, zoning laws, and tax laws. Because REITs are pooled investment vehicles that incur expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

ETF Risk – ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Derivatives Risk – The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

Dividend Payout Risk – Dividend payout risk is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of the Fund to produce investment income to shareholders will be affected adversely.

Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class' volatility by showing how performance has varied from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund's most current performance information is available on the Fund's website at usaa.com (effective on or about September 8, 2020, performance information may be found at vcm.com) or by calling (800) 235-8396.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class' volatility by showing how performance has varied from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com (effective on or about September 8, 2020, performance information may be found at vcm.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31 *Fund began operations on August 7, 2015
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of the Fund Shares as of March 31, 2020, was -22.53%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.64%	March 31, 2019
Lowest Quarter Return	-9.58%	December 31, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are only shown for the Fund Shares and may differ for each share class.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are only shown for the Fund Shares and may differ for each share class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Global Equity Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	$ 1,374
2016*	rr_AnnualReturn2016	8.71%
2017	rr_AnnualReturn2017	16.82%
2018	rr_AnnualReturn2018	(8.13%)
2019	rr_AnnualReturn2019	21.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.58%)
1 Year	rr_AverageAnnualReturnYear01	21.68%
Life of Class	rr_AverageAnnualReturnSinceInception	1.72%	[3]
Global Equity Income Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	$ 1,749
1 Year	rr_AverageAnnualReturnYear01	21.92%
Life of Class	rr_AverageAnnualReturnSinceInception	6.64%	[3]
Global Equity Income Fund | Return After Taxes on Distributions | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.63%
Life of Class	rr_AverageAnnualReturnSinceInception	5.47%	[3]
Global Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.23%
Life of Class	rr_AverageAnnualReturnSinceInception	5.02%	[3]
Global Equity Income Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.15%
Life of Class	rr_AverageAnnualReturnSinceInception	8.29%	[3]
Global Equity Income Fund | Lipper Global Equity Income Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.02%
Life of Class	rr_AverageAnnualReturnSinceInception	34.77%	[3]

[1]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund Shares and 0.90% of the Institutional Shares through at least July 31, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	The inception date of the Fund Shares is August 7, 2015.